T. ROWE PRICE International Bond Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 2,640,000 3,080
Total Albania (Cost $2,802) 3,080
AUSTRALIA 4.0%
Corporate Bonds 1.2%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  410,000 444
APA Infrastructure, 3.50%, 3/22/30 (GBP)  940,000 1,153
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  415,000 447
Brambles Finance, 4.25%, 3/22/31 (EUR)  1,430,000 1,687
NBN, 4.125%, 3/15/29 (EUR)  1,910,000 2,227
Sydney Airport Finance, 1.75%, 4/26/28 (EUR)  415,000 442
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  1,355,000 1,599
Transurban Finance, 1.75%, 3/29/28 (EUR)  415,000 444
Transurban Finance, 3.00%, 4/8/30 (EUR)  1,900,000 2,095
10,538
Government Bonds 2.8%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  22,514,000 16,191
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  4,372,000 2,365
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 6,508
25,064
Total Australia (Cost $37,143) 35,602
AUSTRIA 0.9%
Corporate Bonds 0.0%
Mondi Finance Europe, 2.375%, 4/1/28  395,000 431
431
Government Bonds 0.9%
Republic of Austria, 0.75%, 3/20/51 (1) 6,290,000 4,155
Republic of Austria, 3.15%, 10/20/53 (1) 3,347,000 3,779
7,934
Total Austria (Cost $8,107) 8,365

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 0.1%
Corporate Bonds 0.1%
Anheuser-Busch InBev, 1.15%, 1/22/27  410,000 442
Anheuser-Busch InBev, 1.65%, 3/28/31  300,000 309
Total Belgium (Cost $718) 751
BRAZIL 1.3%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 4.50%, 1/10/28 (USD)  450,000 425
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  1,325,000 1,182
MercadoLibre, 3.125%, 1/14/31 (USD)  980,000 889
2,496
Government Bonds 1.0%
Brazil Notas do Tesouro Nacional, Series NTNB, 6.00%,
5/15/35  13,450,818 2,396
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  40,333,000 6,673
9,069
Total Brazil (Cost $12,046) 11,565
BULGARIA 0.8%
Government Bonds 0.8%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  3,310,000 3,971
Republic of Bulgaria, Series 7Y, 4.375%, 5/13/31 (EUR)  2,635,000 3,131
Total Bulgaria (Cost $6,354) 7,102
CANADA 4.9%
Asset-Backed Securities 0.2%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 1,690,000 1,201
1,201
Corporate Bonds 0.8%
Magna International, 1.50%, 9/25/27 (EUR)  415,000 444
Royal Bank of Canada, 4.125%, 7/5/28 (EUR)  375,000 436
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (USD) (1)
(2) 2,700,000 2,659
Toronto-Dominion Bank, 2.551%, 8/3/27 (EUR)  400,000 442

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 4,481,000 3,255
7,236
Government Bonds 3.9%
Government of Canada, Series 0318, 4.00%, 3/1/29  21,684,000 16,878
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  20,037,523 17,565
Province of Ontario, 3.50%, 6/2/43  496,000 339
34,782
Total Canada (Cost $44,329) 43,219
CHILE 0.9%
Corporate Bonds 0.3%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 1,615,000 1,719
Interchile, 4.50%, 6/30/56 (USD)  1,700,000 1,446
3,165
Government Bonds 0.6%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 3,305,000,000 3,890
Republic of Chile, 4.125%, 7/5/34 (EUR)  1,100,000 1,282
5,172
Total Chile (Cost $7,740) 8,337
CHINA 7.3%
Corporate Bonds 0.3%
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 2,000,000 2,200
2,200
Government Bonds 7.0%
China Development Bank, Series 1905, 3.48%, 1/8/29  30,000,000 4,532
People's Republic of China, Series INBK, 2.28%, 3/25/31  10,000,000 1,454
People's Republic of China, Series INBK, 2.60%, 9/1/32  144,000,000 21,176
People's Republic of China, Series INBK, 2.69%, 8/15/32  90,000,000 13,316
People's Republic of China, Series INBK, 3.13%, 11/21/29  45,000,000 6,805
People's Republic of China, Series INBK, 3.32%, 4/15/52  48,000,000 8,022
People's Republic of China, Series INBK, 3.53%, 10/18/51  30,000,000 5,283
People's Republic of China, Series INBK, 4.00%, 6/24/69  9,000,000 1,851
62,439
Total China (Cost $60,777) 64,639

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 1.5%
Government Bonds 1.5%
Republic of Colombia, Series B, 6.00%, 4/28/28  9,493,400,000 2,057
Republic of Colombia, Series B, 7.00%, 3/26/31  17,280,000,000 3,643
Republic of Colombia, Series B, 7.25%, 10/18/34  20,354,900,000 4,016
Republic of Colombia, Series B, 13.25%, 2/9/33  12,127,600,000 3,422
Total Colombia (Cost $12,119) 13,138
CYPRUS 0.5%
Government Bonds 0.5%
Republic of Cyprus, 0.95%, 1/20/32  3,426,000 3,361
Republic of Cyprus, 1.50%, 4/16/27  425,000 461
Republic of Cyprus, 2.75%, 5/3/49  642,000 623
Total Cyprus (Cost $5,346) 4,445
CZECH REPUBLIC 0.1%
Government Bonds 0.1%
Republic of Czech, Series 125, 1.50%, 4/24/40  33,570,000 1,060
Total Czech Republic (Cost $1,000) 1,060
DENMARK 0.7%
Corporate Bonds 0.7%
Carlsberg Breweries, 0.375%, 6/30/27 (EUR)  430,000 448
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (3) 560,000 572
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (3) 500,000 544
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (3) 775,000 855
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (3) 380,000 440
Orsted, 4.875%, 1/12/32 (GBP)  910,000 1,203
TDC Net, 5.056%, 5/31/28 (EUR)  365,000 422
TDC Net, 5.618%, 2/6/30 (EUR)  1,345,000 1,584
Total Denmark (Cost $5,737) 6,068
EGYPT 0.6%
Government Bonds 0.6%
Arab Republic of Egypt, Treasury Bills, Series 364D, 28.499%,
3/11/25  34,375,000 633

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt, Treasury Bills, Series 364D, 28.60%,
3/4/25  59,375,000 1,099
Arab Republic of Egypt, Treasury Bills, Series 364D, 29.00%,
3/18/25  66,800,000 1,225
Arab Republic of Egypt, Treasury Bills, Series 364D, 31.25%,
12/10/24  119,400,000 2,348
Total Egypt (Cost $5,263) 5,305
ESTONIA 0.7%
Government Bonds 0.7%
Republic of Estonia, 3.25%, 1/17/34  5,150,000 5,828
Total Estonia (Cost $5,605) 5,828
FINLAND 0.1%
Corporate Bonds 0.1%
Elisa, 0.25%, 9/15/27  435,000 449
Metso, 0.875%, 5/26/28  440,000 451
Total Finland (Cost $879) 900
FRANCE 2.8%
Corporate Bonds 1.7%
Altice France, 5.875%, 2/1/27 (1) 375,000 326
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  500,000 535
Banque Federative du Credit Mutuel, 3.125%, 9/14/27  400,000 448
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  900,000 1,075
Banque Stellantis France, 4.00%, 1/21/27  400,000 454
BNP Paribas, VR, 2.125%, 1/23/27 (3) 1,000,000 1,098
BNP Paribas, VR, 3.875%, 1/10/31 (3) 500,000 578
BPCE, 0.25%, 1/14/31  1,100,000 1,029
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 1,000,000 1,071
Electricite de France, 6.125%, 6/2/34 (GBP)  1,200,000 1,664
EssilorLuxottica, 0.375%, 11/27/27  400,000 416
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  1,300,000 1,280
IPD 3, 8.00%, 6/15/28 (1) 305,000 359
Loxam, 6.375%, 5/15/28  645,000 744
Orange, 3.25%, 1/15/32 (GBP)  1,100,000 1,333
RTE Reseau de Transport d'Electricite SADIR, 0.75%, 1/12/34  1,100,000 986
Veolia Environnement, 1.25%, 4/2/27  1,000,000 1,072
Veolia Environnement, 1.94%, 1/7/30  500,000 528
14,996

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.1%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 10,933,000 10,057
10,057
Total France (Cost $25,089) 25,053
GERMANY 4.7%
Corporate Bonds 1.3%
Daimler Truck International Finance, 1.625%, 4/6/27  400,000 431
E.ON International Finance, 6.25%, 6/3/30 (GBP)  1,865,000 2,659
Fresenius, 1.625%, 10/8/27  415,000 448
Fresenius, 5.00%, 11/28/29  1,200,000 1,439
Gruenenthal, 3.625%, 11/15/26 (1) 200,000 220
Gruenenthal, 6.75%, 5/15/30 (1) 100,000 119
Gruenenthal, 6.75%, 5/15/30  600,000 712
Hannover Rueck, 1.125%, 4/18/28  400,000 425
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 900,000 893
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 900,000 906
Knorr-Bremse, 3.25%, 9/21/27  400,000 449
ProGroup, 5.375%, 4/15/31 (1) 430,000 465
TK Elevator Midco, 4.375%, 7/15/27 (1)(4) 490,000 539
Volkswagen Bank, 4.375%, 5/3/28  400,000 456
Volkswagen Financial Services Overseas, 0.375%, 2/12/30  825,000 774
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  200,000 215
11,150
Government Bonds 3.4%
Bundesobligation, Series 184, 0.00%, 10/9/26  8,979,000 9,598
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/30  2,962,000 2,979
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54  7,149,000 8,021
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40  1,072,000 1,555
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  6,871,378 7,712
KfW, 4.70%, 6/2/37 (CAD)  924,000 736
30,601
Total Germany (Cost $40,347) 41,751
GREECE 0.4%
Government Bonds 0.4%
Hellenic Republic, 0.75%, 6/18/31 (1) 3,809,000 3,722
Total Greece (Cost $4,588) 3,722

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 0.5%
Corporate Bonds 0.1%
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (3) 910,000 1,028
1,028
Government Bonds 0.4%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  670,000 803
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  320,290,000 678
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  1,557,000 1,806
3,287
Total Hungary (Cost $4,013) 4,315
ICELAND 0.6%
Corporate Bonds 0.2%
Landsbankinn, 0.375%, 5/23/25 (EUR)  1,675,000 1,825
1,825
Government Bonds 0.4%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  2,249,000 2,288
Republic of Iceland, 3.50%, 3/21/34 (EUR)  1,283,000 1,497
3,785
Total Iceland (Cost $5,990) 5,610
INDIA 1.2%
Government Bonds 1.2%
Republic of India, 6.54%, 1/17/32  338,480,000 4,006
Republic of India, 7.26%, 8/22/32  534,200,000 6,597
Total India (Cost $10,368) 10,603
INDONESIA 3.6%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  1,430,000 1,442
Minejesa Capital, 5.625%, 8/10/37 (USD)  400,000 385
1,827
Government Bonds 3.4%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 7,858

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  73,160,000,000 4,784
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  11,860,000,000 781
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  20,302,000,000 1,349
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  185,532,000,000 12,702
Republic of Indonesia, Series 101, 6.875%, 4/15/29  37,900,000,000 2,575
30,049
Total Indonesia (Cost $30,825) 31,876
IRELAND 0.2%
Corporate Bonds 0.1%
Smurfit Kappa Treasury, 1.50%, 9/15/27  420,000 448
448
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  252,000 213
Republic of Ireland, 2.00%, 2/18/45  848,000 819
1,032
Total Ireland (Cost $1,905) 1,480
ISRAEL 0.4%
Government Bonds 0.4%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,195
Total Israel (Cost $3,296) 3,195
ITALY 3.5%
Corporate Bonds 0.8%
Aeroporti di Roma, 1.625%, 6/8/27  405,000 437
Autostrade per l'Italia, 1.625%, 1/25/28  425,000 451
Autostrade per l'Italia, 2.00%, 1/15/30  1,067,000 1,104
CA Auto Bank, 4.75%, 1/25/27  380,000 439
Inter Media and Communication, 6.75%, 2/9/27  912,079 1,028
Intesa Sanpaolo, 1.75%, 7/4/29  1,515,000 1,591
Italgas, 1.625%, 1/19/27  405,000 440
Snam, 0.875%, 10/25/26  1,165,000 1,248
6,738
Government Bonds 2.7%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.50%,
10/1/53 (1) 3,716,000 4,421

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  5,290,000 4,489
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 6,237,296 7,004
Republic of Italy, Series 5Y, 2.375%, 10/17/24 (USD)  8,075,000 8,064
23,978
Total Italy (Cost $32,049) 30,716
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  2,915,000 3,080
Total Ivory Coast (Cost $2,697) 3,080
JAPAN 11.1%
Government Bonds 11.1%
Government of Japan, Series 16, 1.30%, 3/20/63  363,500,000 1,883
Government of Japan, Series 20, Inflation-Indexed, 0.10%,
3/10/25  1,758,718,000 12,328
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  1,213,444,222 8,883
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  781,383,750 5,687
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  301,281,000 2,176
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  1,385,624,640 9,964
Government of Japan, Series 44, 1.70%, 9/20/44  1,799,000,000 12,486
Government of Japan, Series 74, 1.00%, 3/20/52  1,798,550,000 9,753
Government of Japan, Series 75, 1.30%, 6/20/52  1,393,000,000 8,143
Government of Japan, Series 76, 1.40%, 9/20/52  1,208,200,000 7,225
Government of Japan, Series 83, 2.20%, 6/20/54  152,850,000 1,088
Government of Japan, Series 338, 0.40%, 3/20/25  1,795,000,000 12,507
Government of Japan, Treasury Bills, Series 1229, 0.096%,
11/11/24  709,250,000 4,935
Government of Japan, Treasury Bills, Series 1249, 0.071%,
11/11/24  188,750,000 1,313
Total Japan (Cost $114,553) 98,371
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 1,485,000 1,378

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEGlobal, 2.625%, 4/28/28 (USD)  530,000 492
Total Kuwait (Cost $1,962) 1,870
LATVIA 1.7%
Government Bonds 1.7%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  11,633,000 12,365
Republic of Latvia, 3.875%, 5/22/29 (EUR)  2,070,000 2,403
Total Latvia (Cost $15,436) 14,768
LITHUANIA 0.9%
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  1,755,000 1,996
Republic of Lithuania, 3.875%, 6/14/33  5,040,000 5,940
Total Lithuania (Cost $7,219) 7,936
LUXEMBOURG 0.6%
Corporate Bonds 0.6%
Albion Financing 1, 5.25%, 10/15/26  600,000 674
Altice Financing, 4.25%, 8/15/29 (1) 365,000 326
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  1,700,000 1,736
Logicor Financing, 0.875%, 1/14/31  1,115,000 1,030
Logicor Financing, 1.50%, 7/13/26  1,075,000 1,157
Total Luxembourg (Cost $5,140) 4,923
MACAO 0.4%
Corporate Bonds 0.4%
Melco Resorts Finance, 4.875%, 6/6/25 (USD) (4) 795,000 788
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 490,000 505
Sands China, 3.80%, 1/8/26 (USD)  1,155,000 1,137
Wynn Macau, 5.50%, 1/15/26 (USD)  980,000 973
Total Macao (Cost $3,357) 3,403
MALAYSIA 3.5%
Government Bonds 3.5%
Government of Malaysia, Series 0119, 3.906%, 7/15/26  27,570,000 6,759
Government of Malaysia, Series 0120, 4.065%, 6/15/50  10,757,000 2,578
Government of Malaysia, Series 0216, 4.736%, 3/15/46  63,031,000 16,721

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, Series 0318, 4.642%, 11/7/33  19,758,000 5,118
Total Malaysia (Cost $27,895) 31,176
MEXICO 3.0%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  1,070,000 1,494
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3)(4) 1,775,000 1,690
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 1,625,000 1,718
4,902
Government Bonds 2.5%
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  2,700,000 2,877
United Mexican States, Series M, 7.50%, 5/26/33  137,724,000 6,257
United Mexican States, Series M, 8.50%, 5/31/29  147,344,000 7,306
United Mexican States, Series M, 8.50%, 11/18/38  120,387,000 5,634
22,074
Total Mexico (Cost $28,026) 26,976
MONTENEGRO 0.3%
Government Bonds 0.3%
Kingdom of Montenegro, 7.25%, 3/12/31 (USD) (1) 2,370,000 2,486
Total Montenegro (Cost $2,392) 2,486
MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR) (4) 1,937,000 2,079
Total Morocco (Cost $2,041) 2,079
NETHERLANDS 0.7%
Corporate Bonds 0.7%
ING Groep, VR, 0.375%, 9/29/28 (3) 400,000 412
ING Groep, VR, 1.25%, 2/16/27 (3) 1,500,000 1,629
Nationale-Nederlanden Bank, 0.375%, 2/26/25  1,000,000 1,099
NN Group, 1.625%, 6/1/27 (4) 405,000 438
Sartorius Finance, 4.50%, 9/14/32  600,000 703
Universal Music Group, 3.00%, 6/30/27  390,000 435
VZ Secured Financing, 3.50%, 1/15/32  600,000 617
Wolters Kluwer, 1.50%, 3/22/27  410,000 443

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ziggo, 2.875%, 1/15/30  510,000 523
Total Netherlands (Cost $6,029) 6,299
NEW ZEALAND 1.2%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  790,000 894
894
Government Bonds 1.1%
New Zealand Government Bond, Series 0433, 3.50%, 4/14/33  13,519,000 8,156
New Zealand Government Bond, Series 0551, 2.75%, 5/15/51  3,063,000 1,340
9,496
Total New Zealand (Cost $9,985) 10,390
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 860,000 1,002
Total North Macedonia (Cost $913) 1,002
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  1,185,000 1,160
Total Norway (Cost $1,080) 1,160
PERU 0.4%
Government Bonds 0.4%
Republic of Peru, 5.40%, 8/12/34  15,453,000 3,919
Total Peru (Cost $3,525) 3,919
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  910,000 993
Total Philippines (Cost $1,093) 993

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PORTUGAL 0.2%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (3)(4) 600,000 648
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (3) 1,200,000 1,436
Total Portugal (Cost $1,923) 2,084
QATAR 0.4%
Corporate Bonds 0.4%
QatarEnergy, 3.125%, 7/12/41 (USD)  1,750,000 1,394
QNB Finance, 2.75%, 2/12/27 (USD)  2,200,000 2,121
Total Qatar (Cost $3,443) 3,515
ROMANIA 0.4%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 1,935,000 2,284
RCS & RDS, 3.25%, 2/5/28 (EUR) (4) 1,100,000 1,179
Total Romania (Cost $3,200) 3,463
SERBIA 1.0%
Corporate Bonds 0.1%
United Group, 4.625%, 8/15/28 (EUR) (1) 650,000 715
715
Government Bonds 0.9%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 4,900,000 4,875
Republic of Serbia, 1.50%, 6/26/29 (EUR)  385,000 382
Republic of Serbia, 3.125%, 5/15/27 (EUR)  2,250,000 2,463
7,720
Total Serbia (Cost $9,191) 8,435
SINGAPORE 1.4%
Government Bonds 1.4%
Government of Singapore, 0.50%, 11/1/25  7,340,000 5,579
Government of Singapore, 2.375%, 6/1/25  3,960,000 3,071
Government of Singapore, 2.875%, 7/1/29  4,874,000 3,855
Total Singapore (Cost $11,418) 12,505

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SLOVENIA 0.9%
Corporate Bonds 0.0%
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(5) 102,986 119
119
Government Bonds 0.9%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (4) 1,805,000 1,751
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  3,533,000 3,814
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  900,000 972
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 905
7,442
Total Slovenia (Cost $8,332) 7,561
SOUTH AFRICA 0.9%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  850,000 1,071
1,071
Government Bonds 0.8%
Republic of South Africa, Series 2035, 8.875%, 2/28/35  125,359,000 6,720
6,720
Total South Africa (Cost $7,340) 7,791
SOUTH KOREA 0.1%
Corporate Bonds 0.1%
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 865,000 873
Total South Korea (Cost $862) 873
SPAIN 2.7%
Corporate Bonds 1.4%
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 400,000 476
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 1,100,000 1,159
Banco de Sabadell, VR, 5.00%, 6/7/29 (3) 400,000 475
Banco de Sabadell, VR, 5.125%, 11/10/28 (3) 900,000 1,063
Banco Santander, 1.125%, 1/17/25  1,000,000 1,105
CaixaBank, 3.75%, 9/7/29  600,000 694

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CaixaBank, VR, 0.75%, 5/26/28 (3) 400,000 421
CaixaBank, VR, 6.25%, 2/23/33 (3) 400,000 478
Cellnex Telecom, 1.75%, 10/23/30 (4) 2,200,000 2,235
Cirsa Finance International, 7.875%, 7/31/28 (1) 760,000 897
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  1,500,000 1,640
Lorca Telecom Bondco, 4.00%, 9/18/27  1,200,000 1,327
11,970
Government Bonds 1.3%
Kingdom of Spain, 0.00%, 1/31/28  9,072,000 9,345
Kingdom of Spain, 1.90%, 10/31/52 (1) 3,019,000 2,350
11,695
Total Spain (Cost $22,263) 23,665
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  185,000,000 627
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  129,000,000 442
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  235,000,000 955
Total Sri Lanka (Cost $1,747) 2,024
SWEDEN 0.8%
Corporate Bonds 0.4%
Autoliv, 4.25%, 3/15/28 (EUR)  375,000 429
Electrolux, 4.50%, 9/29/28 (EUR)  380,000 440
Skandinaviska Enskilda Banken, 0.375%, 6/21/28 (EUR)  450,000 456
Tele2, 0.75%, 3/23/31 (EUR)  610,000 594
Tele2, 2.125%, 5/15/28 (EUR)  405,000 437
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 260,000 287
Verisure Holding, 9.25%, 10/15/27 (EUR)  600,000 700
3,343
Government Bonds 0.4%
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  37,731,039 3,617
3,617
Total Sweden (Cost $6,718) 6,960

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.4%
Corporate Bonds 0.4%
ABB Finance, 3.25%, 1/16/27 (EUR)  380,000 429
ABB Finance, 3.375%, 1/16/31 (EUR)  700,000 797
Holcim Finance Luxembourg, 2.25%, 5/26/28 (EUR)  405,000 443
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 515,000 555
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 1,200,000 1,528
Total Switzerland (Cost $3,431) 3,752
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 1,275,000 1,301
Total Tanzania (Cost $1,269) 1,301
THAILAND 0.1%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 1,340,000 1,244
Total Thailand (Cost $1,346) 1,244
UNITED KINGDOM 6.8%
Corporate Bonds 2.8%
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 820,000 829
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 425,000 451
Barclays, VR, 5.262%, 1/29/34 (EUR) (3) 460,000 566
Barclays, VR, 6.369%, 1/31/31 (3) 790,000 1,106
Deuce Finco, 5.50%, 6/15/27 (1) 345,000 452
Heathrow Funding, 2.75%, 10/13/29  1,390,000 1,691
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (3) 830,000 960
Jerrold Finco, 5.25%, 1/15/27  600,000 788
Kane Bidco, 5.00%, 2/15/27 (EUR)  1,455,000 1,596
Legal & General Group, VR, 5.375%, 10/27/45 (3) 525,000 700
London Stock Exchange Group, 1.75%, 12/6/27 (EUR)  410,000 443
Marks & Spencer, 6.00%, 6/12/25  450,000 604
Motion Finco, 7.375%, 6/15/30 (EUR) (1) 1,085,000 1,219
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  390,000 441
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 850,000 860
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (3) 850,000 880

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Next Group, 3.625%, 5/18/28  1,787,000 2,307
Next Group, 4.375%, 10/2/26  540,000 716
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (3) 1,050,000 1,056
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 530,000 653
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28 (EUR) (3) 800,000 901
Severn Trent Utilities Finance, 4.625%, 11/30/34  960,000 1,203
Smiths Group, 2.00%, 2/23/27 (EUR)  400,000 435
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (3) 1,200,000 1,322
Tesco Corporate Treasury Services, 2.75%, 4/27/30  950,000 1,140
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,259
24,578
Government Bonds 4.0%
United Kingdom Gilt, 0.625%, 7/31/35  3,931,000 3,700
United Kingdom Gilt, 0.625%, 10/22/50  10,499,000 5,771
United Kingdom Gilt, 3.25%, 1/22/44  10,952,000 12,327
United Kingdom Gilt, 4.00%, 10/22/63  1,463,000 1,765
United Kingdom Gilt, 4.25%, 12/7/46  9,612,792 12,342
35,905
Total United Kingdom (Cost $57,158) 60,483
UNITED STATES 5.6%
Corporate Bonds 5.3%
AbbVie, 2.125%, 11/17/28 (EUR)  410,000 446
AbbVie, 2.625%, 11/15/28 (EUR)  995,000 1,102
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 985
American Honda Finance, 1.95%, 10/18/24 (EUR) (4) 847,000 942
AT&T, 3.95%, 4/30/31 (EUR)  800,000 927
Athene Global Funding, 0.832%, 1/8/27 (EUR)  1,045,000 1,105
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 410,000 443
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  1,018,000 1,341
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  583,000 659
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  450,000 454
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 358
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 2,161
Carrier Global, 4.125%, 5/29/28 (EUR)  380,000 439
Comcast, 0.00%, 9/14/26 (EUR)  1,000,000 1,055
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 464,000 548
Dow Chemical, 0.50%, 3/15/27 (EUR)  430,000 451
Duke Energy, 3.75%, 4/1/31 (EUR)  685,000 770
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 540,000 601

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Encore Capital Group, 5.375%, 2/15/26 (GBP) (1)(4) 910,000 1,208
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  1,245,000 1,384
Equitable Financial Life Global Funding, 0.60%, 6/16/28 (EUR)  445,000 455
FedEx, 1.625%, 1/11/27 (EUR)  415,000 449
Fiserv, 1.625%, 7/1/30 (EUR)  100,000 103
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 1,182
Fiserv, 4.50%, 5/24/31 (EUR)  1,760,000 2,077
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  375,000 431
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  1,450,000 1,688
General Motors Financial, 0.85%, 2/26/26 (EUR)  1,000,000 1,079
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,315
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (3) 545,000 697
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  1,370,000 1,564
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 806
JPMorgan Chase, 1.50%, 10/29/26 (EUR)  1,300,000 1,415
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (3) 415,000 447
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 562
Metropolitan Life Global Funding, 5.00%, 1/10/30 (GBP)  650,000 884
Mondelez International, 1.625%, 3/8/27 (EUR)  405,000 438
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 389,000 382
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 1,269,000 1,340
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 400,000 497
Netflix, 3.625%, 5/15/27 (EUR)  390,000 443
Netflix, 3.875%, 11/15/29 (EUR)  975,000 1,129
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,507
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 926
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 166
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 586
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (3) 1,175,000 1,346
Upjohn Finance, 1.362%, 6/23/27 (EUR)  420,000 447
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  995,000 1,106
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 787
Verizon Communications, 2.625%, 12/1/31 (EUR)  750,000 805
VF, 4.125%, 3/7/26 (EUR)  669,000 744
VF, 4.25%, 3/7/29 (EUR)  695,000 759
Wells Fargo, 1.00%, 2/2/27 (EUR)  420,000 446
Westlake, 1.625%, 7/17/29 (EUR)  880,000 904
47,291

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Municipal Securities 0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 3,679,010 2,368
2,368
Total United States (Cost $49,328) 49,659
SHORT-TERM INVESTMENTS 9.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 4.97% (7)(8) 19,934,408 19,934
19,934
U.S. Treasury Obligations 7.0%
U.S. Treasury Bills, 4.622%, 11/5/24  39,856,700 39,676
U.S. Treasury Bills, 4.714%, 10/31/24  699,300 697
U.S. Treasury Bills, 5.24%, 10/29/24 (9) 12,674,000 12,627
U.S. Treasury Bills, 5.288%, 11/21/24 (9) 8,732,000 8,675
61,675
Total Short-Term Investments (Cost $81,601) 81,609
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.97% (7)(8) 7,587,240 7,587
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,587
Total Securities Lending Collateral (Cost $7,587) 7,587
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / INR,
Call, 12/5/24 @
INR84.55 (10) 1 8,922 21

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
USD / GBP,
Call, 11/1/24 @
USD1.31 (10) 1 8,865 14
Total Options Purchased (Cost $109) 35
Total Investments in Securities  99.6%
(Cost $886,044) $ 883,102
Other Assets Less Liabilities 0.4% 3,353
Net Assets 100.0% $ 886,455
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $74,416 and represents 8.4% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) All or a portion of this security is on loan at September 30, 2024.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(7) Seven-day yield
(8) Affiliated Companies
(9) At September 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Non-income producing
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SONIA Sterling Overnight Index Average
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 3,672 9 (6) 15
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 1,700 29 (45) 74
Barclays Bank, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 2,800 6 (1) 7
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25 (USD) * 1,356 9 (11) 20
Morgan Stanley, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 833 2 — 2
Morgan Stanley, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/25 (USD) * 572 4 (4) 8
Total Greece (67) 126
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, Ba2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 3,250 30 20 10
Total Vietnam 20 10
Total Bilateral Credit Default Swaps, Protection
Sold (47) 136
Total Bilateral Swaps (47) 136

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.3)%
Canada (0.1)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 2,550 (325) (103) (222)
Total Canada (222)
Foreign/Europe (0.3)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S41, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 22,925 (2,386) (2,152) (234)
Total Foreign/Europe (234)
United States 0.1%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 26,550 579 757 (178)
Total United States (178)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (634)
Credit Default Swaps, Protection Sold 0.1%
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) 1,600 21 17 4
Total Greece 4
Spain 0.1%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 753 151 122 29
Total Spain 29
Total Centrally Cleared Credit Default Swaps,
Protection Sold 33

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.1%
China 0.1%
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
2.050% (7 Day Interbank Repo)
Quarterly, 9/20/29 46,450 (47) — (47)
5 Year Interest Rate Swap, Receive
Fixed 2.283% Quarterly, Pay Variable
2.050% (7 Day Interbank Repo)
Quarterly, 8/18/28 39,900 120 — 120
5 Year Interest Rate Swap, Receive
Fixed 2.476% Quarterly, Pay Variable
2.000% (7 Day Interbank Repo)
Quarterly, 6/1/28 29,985 117 — 117
5 Year Interest Rate Swap, Receive
Fixed 2.568% Quarterly, Pay Variable
2.000% (7 Day Interbank Repo)
Quarterly, 5/16/28 22,665 100 — 100
5 Year Interest Rate Swap, Receive
Fixed 2.579% Quarterly, Pay Variable
2.000% (7 Day Interbank Repo)
Quarterly, 5/15/28 28,915 129 — 129
Total China 419
Foreign/Europe 0.0%
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
3.239% (6M EURIBOR) Semi-Annually,
9/20/44 3,950 26 — 26
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
3.375% (6M EURIBOR) Semi-Annually,
8/19/44 7,950 95 — 95
Total Foreign/Europe 121
India 0.0%
5 Year Interest Rate Swap, Receive
Fixed 6.378% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 288,090 49 — 49
5 Year Interest Rate Swap, Receive
Fixed 6.387% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 286,606 49 — 49

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 6.390% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 298,304 52 — 52
7 Year Interest Rate Swap, Receive
Fixed 5.970% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 9/22/31 329,300 (18) — (18)
7 Year Interest Rate Swap, Receive
Fixed 6.283% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 7/21/31 411,300 62 — 62
7 Year Interest Rate Swap, Receive
Fixed 6.350% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 6/20/31 317,250 61 — 61
Total India 255
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.227% (JPY TONA) Annually, 8/10/28 3,018,045 100 — 100
Total Japan 100
United Kingdom (0.0)%
3 Year Interest Rate Swap, Pay Fixed
4.225% Annually, Receive Variable
4.950% (GBP SONIA) Annually, 6/21/27 18,242 (218) — (218)
Total United Kingdom (218)
Total Centrally Cleared Interest Rate Swaps 677
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 19,950 (98) — (98)
Total Foreign/Europe (98)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (98)
Total Centrally Cleared Swaps (22)
Net payments (receipts) of variation margin to date 140
Variation margin receivable (payable) on centrally cleared swaps $ 118

T. ROWE PRICE International Bond Fund

*
Credit ratings as of September 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/11/24 USD 2,095 INR 175,517 $ 1
Bank of America 10/18/24 CZK 99,985 USD 4,309 107
Bank of America 10/18/24 HUF 1,040,022 USD 2,942 (30)
Bank of America 10/18/24 MXN 80,120 USD 4,370 (313)
Bank of America 10/18/24 USD 4,453 HUF 1,628,258 (106)
Bank of America 10/18/24 USD 2,213 MXN 44,049 (18)
Bank of America 10/25/24 AUD 5,080 USD 3,435 79
Bank of America 10/25/24 JPY 10,057,605 USD 64,018 6,221
Bank of America 10/25/24 NOK 23,470 USD 2,219 6
Bank of America 10/25/24 NZD 1,749 USD 1,063 48
Bank of America 10/25/24 USD 2,574 AUD 3,795 (51)
Bank of America 10/25/24 USD 9,794 JPY 1,473,264 (495)
Bank of America 10/25/24 USD 6,526 NZD 10,739 (297)
Bank of America 11/22/24 EUR 478 USD 529 4
Bank of America 12/6/24 MYR 19,082 USD 4,566 70
Bank of America 12/6/24 THB 33,188 USD 976 60
Bank of America 12/6/24 USD 14,500 MYR 63,009 (806)
Barclays Bank 10/15/24 USD 1,880 TWD 60,436 (32)
Barclays Bank 10/18/24 USD 3,327 ZAR 59,635 (119)
Barclays Bank 10/25/24 AUD 98 USD 67 1
Barclays Bank 10/25/24 JPY 12,716 USD 89 —
Barclays Bank 11/8/24 CLP 1,993,888 USD 2,138 79
Barclays Bank 11/22/24 EUR 209 USD 232 1
Barclays Bank 11/22/24 EUR 68 USD 76 —
Barclays Bank 11/29/24 SEK 1,347 USD 134 (1)
Barclays Bank 1/16/25 TRY 30,605 USD 803 (5)
BNP Paribas 10/11/24 KRW 36,361,432 USD 26,377 1,357
BNP Paribas 10/11/24 USD 5,171 IDR 85,274,746 (452)
BNP Paribas 10/11/24 USD 4,132 KRW 5,694,829 (212)
BNP Paribas 10/18/24 CZK 366,645 USD 15,842 352
BNP Paribas 10/18/24 HUF 1,045,584 USD 2,864 63
BNP Paribas 10/18/24 RON 7,061 USD 1,534 45
BNP Paribas 10/18/24 TRY 53,567 USD 1,505 31
BNP Paribas 10/18/24 USD 18,850 CZK 438,881 (534)
BNP Paribas 10/25/24 USD 2,051 JPY 292,548 8
BNP Paribas 10/25/24 USD 4,896 JPY 722,192 (148)
BNP Paribas 11/22/24 EUR 4,730 USD 5,266 12
BNP Paribas 11/22/24 EUR 468 USD 523 (1)
BNP Paribas 11/22/24 GBP 512 USD 664 21
BNP Paribas 11/22/24 USD 3,776 GBP 2,913 (118)
BNP Paribas 12/6/24 COP 6,432,059 USD 1,529 (12)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNY Mellon 10/25/24 CAD 931 USD 677 $ 11
BNY Mellon 10/25/24 JPY 170,685 USD 1,193 (1)
Canadian Imperial Bank
of Commerce 10/18/24 USD 1,796 MXN 33,709 89
Canadian Imperial Bank
of Commerce 10/25/24 CAD 28,160 USD 20,692 142
Canadian Imperial Bank
of Commerce 10/25/24 USD 4,513 CAD 6,090 7
Canadian Imperial Bank
of Commerce 10/25/24 USD 1,198 CAD 1,630 (8)
Canadian Imperial Bank
of Commerce 11/22/24 EUR 490 USD 542 5
Citibank 10/11/24 USD 877 INR 73,438 2
Citibank 10/18/24 DKK 20,836 USD 3,045 70
Citibank 10/18/24 HUF 769,684 USD 2,106 49
Citibank 10/18/24 TRY 72,891 USD 2,008 82
Citibank 10/18/24 USD 2,277 MXN 45,968 (51)
Citibank 10/25/24 CHF 74 USD 84 3
Citibank 10/25/24 EUR 730 USD 811 2
Citibank 10/25/24 JPY 38,694 USD 270 —
Citibank 10/25/24 JPY 574,236 USD 4,038 (28)
Citibank 10/25/24 NOK 23,621 USD 2,169 70
Citibank 11/15/24 USD 2,300 PLN 8,925 (16)
Citibank 11/22/24 EUR 216 USD 241 —
Citibank 12/3/24 USD 306 BRL 1,693 (3)
Citibank 12/6/24 USD 7,213 COP 29,496,846 260
Citibank 3/4/25 EGP 15,643 USD 299 4
Citibank 3/12/25 EGP 52,386 USD 936 76
Deutsche Bank 10/11/24 USD 2,358 IDR 38,436,437 (176)
Deutsche Bank 10/11/24 USD 3,964 KRW 5,293,898 (74)
Deutsche Bank 10/25/24 JPY 625,769 USD 4,479 (108)
Deutsche Bank 10/25/24 NOK 91,785 USD 8,511 189
Deutsche Bank 10/25/24 NOK 1,052 USD 100 —
Deutsche Bank 10/25/24 NZD 196 USD 119 5
Deutsche Bank 10/25/24 USD 2,171 CHF 1,856 (28)
Deutsche Bank 10/25/24 USD 4,606 NOK 49,360 (73)
Deutsche Bank 10/25/24 USD 120 NZD 189 —
Deutsche Bank 10/25/24 USD 94 NZD 154 (4)
Deutsche Bank 11/8/24 USD 7,290 CLP 6,907,759 (389)
Deutsche Bank 11/15/24 PLN 9,137 USD 2,311 60
Deutsche Bank 11/22/24 EUR 114 USD 128 (1)
Deutsche Bank 11/22/24 GBP 554 USD 726 14

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 11/29/24 SEK 59,675 USD 5,880 $ 13
Deutsche Bank 12/3/24 BRL 37,945 USD 6,832 82
Deutsche Bank 12/6/24 USD 3,117 COP 12,677,779 129
Deutsche Bank 12/13/24 USD 8,817 SGD 11,409 (93)
Goldman Sachs 10/11/24 IDR 43,047,662 USD 2,842 (4)
Goldman Sachs 10/11/24 USD 2,904 IDR 47,148,586 (205)
Goldman Sachs 10/15/24 USD 4,543 TWD 146,178 (82)
Goldman Sachs 10/18/24 ZAR 73,375 USD 4,257 (17)
Goldman Sachs 10/25/24 AUD 534 USD 356 13
Goldman Sachs 10/25/24 CAD 241 USD 178 1
Goldman Sachs 10/25/24 CHF 30 USD 36 —
Goldman Sachs 10/25/24 NOK 5,101 USD 470 14
Goldman Sachs 10/25/24 NOK 1,080 USD 103 (1)
Goldman Sachs 10/25/24 USD 98 CAD 133 (1)
Goldman Sachs 10/25/24 USD 192 JPY 27,766 (2)
Goldman Sachs 10/25/24 USD 2,312 NOK 24,319 7
Goldman Sachs 11/22/24 EUR 14,610 USD 16,368 (70)
Goldman Sachs 11/22/24 GBP 75 USD 99 1
Goldman Sachs 11/22/24 USD 355 GBP 270 (6)
Goldman Sachs 11/29/24 SEK 4,630 USD 453 4
Goldman Sachs 12/3/24 BRL 28,518 USD 5,107 89
Goldman Sachs 12/6/24 THB 308,448 USD 9,153 475
Goldman Sachs 12/6/24 USD 1,683 THB 57,253 (104)
Goldman Sachs 12/13/24 CNH 243,870 USD 34,688 325
Goldman Sachs 1/17/25 USD 2,832 IDR 43,047,662 10
Goldman Sachs 3/14/25 CNH 59,016 USD 8,518 4
HSBC Bank 10/11/24 USD 2,190 IDR 35,959,936 (181)
HSBC Bank 10/18/24 USD 3,082 ZAR 53,865 (31)
HSBC Bank 10/25/24 AUD 834 USD 556 21
HSBC Bank 10/25/24 CAD 217 USD 157 4
HSBC Bank 10/25/24 CAD 191 USD 142 —
HSBC Bank 10/25/24 CHF 42 USD 48 2
HSBC Bank 10/25/24 JPY 4,704 USD 31 2
HSBC Bank 10/25/24 JPY 20,726 USD 146 (1)
HSBC Bank 10/25/24 USD 67 CAD 92 (1)
HSBC Bank 10/25/24 USD 156 CHF 131 —
HSBC Bank 10/25/24 USD 4,269 JPY 630,268 (133)
HSBC Bank 10/25/24 USD 115 NZD 192 (7)
HSBC Bank 11/22/24 EUR 99 USD 110 —
HSBC Bank 11/22/24 EUR 9,461 USD 10,566 (12)
HSBC Bank 12/6/24 MYR 26,175 USD 6,216 143

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 12/6/24 USD 19,277 MYR 84,918 $ (1,351)
JPMorgan Chase 10/11/24 INR 15,277 USD 182 1
JPMorgan Chase 10/16/24 ILS 5,957 USD 1,658 (59)
JPMorgan Chase 10/18/24 MXN 14,252 USD 721 1
JPMorgan Chase 10/18/24 USD 8,328 MXN 154,497 504
JPMorgan Chase 10/25/24 AUD 945 USD 620 33
JPMorgan Chase 10/25/24 CAD 472 USD 348 1
JPMorgan Chase 10/25/24 CAD 73 USD 54 —
JPMorgan Chase 10/25/24 JPY 181,236 USD 1,219 47
JPMorgan Chase 10/25/24 JPY 192,915 USD 1,373 (25)
JPMorgan Chase 10/25/24 NZD 1,150 USD 704 27
JPMorgan Chase 10/25/24 USD 252 AUD 381 (12)
JPMorgan Chase 10/25/24 USD 4,534 CAD 6,110 14
JPMorgan Chase 10/25/24 USD 4,594 CAD 6,246 (26)
JPMorgan Chase 10/25/24 USD 35 CHF 30 (1)
JPMorgan Chase 10/25/24 USD 759 EUR 678 3
JPMorgan Chase 10/25/24 USD 3,856 EUR 3,489 (32)
JPMorgan Chase 10/25/24 USD 1,892 JPY 279,835 (62)
JPMorgan Chase 10/25/24 USD 71 NOK 756 (1)
JPMorgan Chase 10/25/24 USD 407 NZD 681 (26)
JPMorgan Chase 11/15/24 USD 4,511 PLN 17,306 19
JPMorgan Chase 11/22/24 EUR 1,159 USD 1,287 6
JPMorgan Chase 11/22/24 EUR 476 USD 531 (1)
JPMorgan Chase 11/22/24 GBP 332 USD 436 9
JPMorgan Chase 11/22/24 USD 533 EUR 480 (2)
JPMorgan Chase 11/22/24 USD 423 GBP 315 1
JPMorgan Chase 11/22/24 USD 712 GBP 541 (12)
JPMorgan Chase 11/29/24 USD 469 SEK 4,737 1
JPMorgan Chase 12/3/24 USD 126 BRL 700 (1)
JPMorgan Chase 12/6/24 MYR 722 USD 170 5
JPMorgan Chase 3/14/25 USD 4,423 CNH 30,939 (45)
Morgan Stanley 10/11/24 PEN 8,418 USD 2,226 44
Morgan Stanley 10/18/24 USD 648 MXN 11,685 56
Morgan Stanley 10/25/24 EUR 3,437 USD 3,823 7
Morgan Stanley 10/25/24 NZD 177 USD 105 8
Morgan Stanley 10/25/24 USD 61 CHF 54 (3)
Morgan Stanley 10/25/24 USD 1,038 JPY 150,904 (16)
Morgan Stanley 10/25/24 USD 302 NZD 485 (7)
Morgan Stanley 11/8/24 CLP 1,918,432 USD 2,035 97
Morgan Stanley 11/22/24 USD 889 GBP 680 (20)
NatWest Bank 11/22/24 GBP 2,193 USD 2,936 (4)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 10/11/24 INR 64,622 USD 770 $ 1
RBC Dominion
Securities 10/25/24 USD 4,574 CAD 6,155 20
RBC Dominion
Securities 12/13/24 USD 2,111 CNH 14,909 (29)
Societe Generale 11/8/24 CLP 3,982,122 USD 4,444 (17)
Societe Generale 11/8/24 USD 3,840 CLP 3,668,140 (238)
Standard Chartered 10/11/24 IDR 38,266,692 USD 2,348 176
Standard Chartered 10/11/24 USD 4,462 IDR 73,007,614 (352)
Standard Chartered 10/25/24 CHF 34 USD 40 —
Standard Chartered 11/22/24 EUR 1,289 USD 1,439 (1)
Standard Chartered 11/22/24 USD 2,337 EUR 2,087 10
Standard Chartered 11/22/24 USD 649 EUR 588 (7)
Standard Chartered 11/29/24 USD 4,425 SEK 44,823 (2)
Standard Chartered 12/6/24 THB 93,661 USD 2,778 146
State Street 10/18/24 HUF 526,662 USD 1,449 26
State Street 10/18/24 MXN 35,479 USD 1,963 (166)
State Street 10/18/24 USD 2,567 MXN 50,358 17
State Street 10/25/24 JPY 1,330,095 USD 8,672 617
State Street 11/22/24 EUR 4,730 USD 5,273 4
State Street 11/22/24 EUR 3,912 USD 4,370 (6)
State Street 11/22/24 USD 1,388 EUR 1,242 2
State Street 12/13/24 CNH 297,402 USD 42,229 470
State Street 12/13/24 CNH 3,087 USD 443 —
UBS Investment Bank 10/11/24 IDR 12,095,476 USD 733 65
UBS Investment Bank 10/11/24 INR 54,013 USD 645 —
UBS Investment Bank 10/11/24 USD 4,004 PEN 15,288 (120)
UBS Investment Bank 10/25/24 AUD 5,427 USD 3,731 22
UBS Investment Bank 10/25/24 AUD 143 USD 99 —
UBS Investment Bank 10/25/24 CAD 241 USD 178 —
UBS Investment Bank 10/25/24 CHF 5,113 USD 5,922 137
UBS Investment Bank 10/25/24 CHF 26 USD 31 —
UBS Investment Bank 10/25/24 NOK 1,070 USD 102 —
UBS Investment Bank 10/25/24 USD 10,958 CHF 9,677 (510)
UBS Investment Bank 10/25/24 USD 3,573 JPY 550,615 (272)
UBS Investment Bank 11/15/24 PLN 30,584 USD 7,953 (15)
UBS Investment Bank 11/22/24 EUR 2,157 USD 2,396 10
UBS Investment Bank 11/22/24 EUR 1,520 USD 1,704 (8)
UBS Investment Bank 12/6/24 USD 5,731 THB 198,796 (475)
UBS Investment Bank 1/17/25 USD 641 INR 54,013 —

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 10/11/24 PEN 29,768 USD 7,961 $ 68
Wells Fargo 10/11/24 USD 4,544 PEN 17,310 (125)
Wells Fargo 10/25/24 JPY 6,367 USD 44 1
Wells Fargo 10/25/24 USD 1,985 JPY 281,797 17
Wells Fargo 11/8/24 CLP 3,978,546 USD 4,441 (19)
Wells Fargo 12/3/24 USD 11,925 BRL 66,038 (108)
Wells Fargo 12/6/24 USD 1,590 COP 6,492,473 59
Net unrealized gain (loss) on open forward
currency exchange contracts $ 3,960

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 45 Commonwealth of Australia ten year
bond contracts 12/24 (3,621) $ 31
Long, 86 Commonwealth of Australia three year
bond contracts 12/24 6,372 (8)
Long, 43 Euro BTP contracts 12/24 5,814 (10)
Short, 58 Euro BUND contracts 12/24 (8,711) (15)
Long, 8 Euro BUXL thirty year bond contracts 12/24 1,214 30
Short, 27 Euro SCHATZ contracts 12/24 (3,221) (18)
Long, 9 Government of Canada ten year bond
contracts 12/24 832 6
Short, 9 Government of Japan ten year bond
contracts 12/24 (9,058) (16)
Long, 299 Republic of South Korea ten year bond
contracts 12/24 26,838 (39)
Short, 181 Republic of South Korea three year
bond contracts 12/24 (14,720) (17)
Short, 148 U.K. Gilt ten year contracts 12/24 (19,476) 195
Short, 305 U.S. Treasury Notes two year contracts 12/24 (63,514) (155)
Net payments (receipts) of variation margin to date 247
Variation margin receivable (payable) on open futures contracts $ 231

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 635++
Totals $ —# $ — $ 635+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 25,836  ¤  ¤ $ 27,521
Total $ 27,521^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $635 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $27,521.

T. ROWE PRICE International Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies

T. ROWE PRICE International Bond Fund

for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE International Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 593,304 $ — $ 593,304
Corporate Bonds — 197,908 2,659 200,567
Short-Term Investments 19,934 61,675 — 81,609
Securities Lending Collateral 7,587 — — 7,587
Options Purchased — 35 — 35
Total Securities 27,521 852,922 2,659 883,102
Swaps* — 1,082 — 1,082
Forward Currency Exchange
Contracts — 13,797 — 13,797
Futures Contracts* 262 — — 262
Total $ 27,783 $ 867,801 $ 2,659 $ 898,243
Liabilities
Swaps* $ — $ 1,015 $ — $ 1,015
Forward Currency Exchange
Contracts — 9,837 — 9,837
Futures Contracts* 278 — — 278
Total $ 278 $ 10,852 $ — $ 11,130
1
Includes Asset-Backed Securities, Government Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F76-054Q3 09/24